Earnings (Loss) Per Share - Summary of Earnings (Loss) Per Share (Details) - EUR (€) € / shares in Units, € in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Earnings per share [abstract]
Profit (loss)	€ 1,507	€ (28,894)	€ (23,719)
Weighted average number of ordinary shares for the period (shares)	49,754,474,000	49,700,223,000	49,673,936,000
Basic earnings (loss) per share	€ 0.03	€ (0.58)	€ (0.48)
Weighted average number of ordinary shares used in calculating diluted earnings (loss) per share (in shares)	49,946,117,000	49,700,223,000	49,673,936,000
Diluted earnings (loss) per share	€ 0.03	€ (0.58)	€ (0.48)
Earnings per share [table]
Weighted average number of ordinary shares used in calculating diluted earnings (loss) per share (in shares)	49,946,117,000	49,700,223,000	49,673,936,000
B S A
Earnings per share [table]
Number Of Shares Non Included In The Computation Of Diluted Earnings Per Share	0	35,070,000
Number Of Shares Non Included In The Computation Of Diluted Earnings Per Share	0	35,070,000
A G A
Earnings per share [table]
Number Of Shares Non Included In The Computation Of Diluted Earnings Per Share	0	138,300,000
Number Of Shares Non Included In The Computation Of Diluted Earnings Per Share	0	138,300,000
S O
Earnings per share [table]
Number Of Shares Non Included In The Computation Of Diluted Earnings Per Share	0	978,881,000
Number Of Shares Non Included In The Computation Of Diluted Earnings Per Share	0	978,881,000
OCEANES
Earnings per share [table]
Number Of Shares Non Included In The Computation Of Diluted Earnings Per Share	10,535,460,000	10,580,141,000
Number Of Shares Non Included In The Computation Of Diluted Earnings Per Share	10,535,460,000	10,580,141,000